Investments (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Gain on investment	$ 0	$ 56	$ 56
Gains on financial assets at fair value through profit or loss		50	34
Dividend income		$ 6	$ 22
PrairieSky Royalty Ltd.
Disclosure of detailed information about financial instruments [line items]
Number of investment shares sold (in shares)		22.6
Cash proceeds per common share (CAD per share)		$ 25.65
Cash proceeds		$ 575